Share Capital Related Party Warrant Exchange (Details) - Warrant [Member] - MF Ventures - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant, Number of Securities Called by Warrants	7,199,216	3,031,249
Class of Warrant, Exercise Price of Warrants	$ 1.22
Shares Issued, Warrants Exercised	3,031,249
Proceeds From Warrant Exchange	$ 3.7
Warrant expiration date	Mar. 25, 2021